Note 3 - Going Concern (Details Narrative) - USD ($)	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	[1]
Note 3 - Going Concern Details Narrative
Accumulated deficit	$ (15,261,391)	$ (14,736,194)
Total Stockholders' Deficit	$ (222,926)	$ (415,524)	$ (210,821)

[1]	All common share amounts and per share amounts in these financial statements reflect the 1-for-200 share reverse split of the issued and outstanding shares of common stock of the Company, effective July 13, 2016, including retroactive adjustment of common share amounts.